UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Claymore/BNY BRIC ETF

Portfolio of Investments | November 30, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 99.7%
	Consumer Discretionary - 1.4%
4,195	Brilliance China Automotive Holdings Ltd., ADR (China) (a)	$71,776
4,188	Ctrip.com International Ltd., ADR (China)	232,518
5,870	Focus Media Holding Ltd., ADR (China) (a)	418,355
19,715	NET Servicos de Comunicacao SA, ADR (Brazil) (a)	202,473

		925,122

	Consumer Staples - 4.1%
7,875	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (Brazil)	244,283
7,169	Cia de Bebidas das Americas, ADR (Brazil)	297,514
30,550	Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)	1,408,660
13,207	Perdigao SA, ADR (Brazil)	316,572
6,924	Sadia SA, ADR (Brazil)	219,975
4,042	Wimm-Bill-Dann Foods OJSC, ADR (Russia)	192,197

		2,679,201

	Energy - 26.1%
25,775	China Petroleum & Chemical Corp., ADR (China)	2,058,134
22,374	CNOOC Ltd., ADR (China)	1,987,930
28,555	PetroChina Co. Ltd., ADR (China)	3,657,895
42,790	Petroleo Brasileiro SA, ADR (Brazil)	4,028,678
58,963	Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)	5,005,959
5,580	Ultrapar Participacoes SA, ADR (Brazil)	126,945
6,283	Yanzhou Coal Mining Co. Ltd., ADR (China)	224,303

		17,089,844

	Financials - 18.1%
72,470	Banco Bradesco SA, ADR (Brazil)	2,732,844
66,893	Banco Itau Holding Financeira SA, ADR (Brazil)	2,239,578
26,962	China Life Insurance Co. Ltd., ADR (China)	2,646,320
11,816	HDFC Bank Ltd., ADR (India)	898,134
50,579	ICICI Bank Ltd., ADR (India)	1,968,029
16,485	Unibanco - Uniao de Bancos Brasileiros SA, GDR (Brazil)	1,395,785

		11,880,690

	Health Care - 0.5%
2,848	China Medical Technologies, Inc., ADR (China) (a)	71,456
16,878	Dr Reddy’s Laboratories Ltd., ADR (India)	281,863

		353,319

	Industrials - 3.8%
4,396	China Southern Airlines Co. Ltd., ADR (China) (a)	83,348
16,890	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	703,300
8,591	Gol Linhas Aereas Inteligentes SA, ADR (Brazil)	244,500
4,995	Guangshen Railway Co. Ltd., ADR (China)	128,521
10,879	Suntech Power Holdings Co. Ltd., ADR (China) (a)	325,608
10,864	Tam SA, ADR (Brazil) (a)	302,888
37,361	Tata Motors Ltd., ADR (India)	674,740

		2,462,905

	Information Technology - 9.4%
14,005	Actions Semiconductor Co. Ltd., ADR (China) (a)	126,045
1,098	Baidu.com, ADR (China) (a)	127,126
62,168	Infosys Technologies Ltd., ADR (India)	3,327,853
10,323	Netease.com, ADR (China) (a)	190,563
6,321	Patni Computer Systems Ltd., ADR (India)	128,127
50,028	Satyam Computer Services Ltd., ADR (India)	1,168,154
51,848	Semiconductor Manufacturing International Corp., ADR (China) (a)	314,199
4,560	Shanda Interactive Entertainment Ltd., ADR (China) (a)	88,190
2,078	The9 Ltd., ADR (China) (a)	56,958
41,415	Wipro Ltd., ADR (India)	649,387

		6,176,602

	Materials - 13.8%
18,528	Aluminum Corp. of China Ltd., ADR (China) (b)	369,078
8,058	Aracruz Celulose SA, ADR (Brazil)	490,410
12,126	Braskem SA, ADR (Brazil)	176,191
19,361	Cia Siderurgica Nacional SA, ADR (Brazil)	577,345
93,663	Cia Vale do Rio Doce, ADR (Brazil)	2,600,085
146,200	Cia Vale do Rio Doce, Preference Shares, ADR (Brazil)	3,443,010
48,274	Gerdau SA, ADR (Brazil)	760,316
5,615	Mechel OAO, ADR (Russia)	144,811
3,762	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)	178,507
14,516	Votorantim Celulose e Papel SA, ADR (Brazil)	288,868

		9,028,621

	Telecommunication Services - 20.0%
7,345	Brasil Telecom Participacoes SA, Preference Shares, ADR (Brazil) (a)	276,539
10,457	Brasil Telecom SA, Preference Shares, ADR (Brazil) (a)	142,424
126,991	China Mobile Ltd., ADR (China)	5,359,020
15,361	China Netcom Group Corp. Hong Kong Ltd., ADR (China)	614,440
21,489	China Telecom Corp. Ltd., ADR (China)	994,511
94,334	China Unicom Ltd., ADR (China)	1,090,501
14,970	Hutchison Telecommunications International Ltd., ADR (China) (a)	492,064
16,199	Mahanagar Telephone Nigam, ADR (India)	96,060
28,987	Mobile Telesystems OJSC, ADR (Russia)	1,394,275
9,792	Rostelecom, ADR (Russia)	376,404
39,495	Tele Norte Leste Participacoes SA, ADR (Brazil)	589,660
1,971	Telemig Celular Participacoes SA, ADR (Brazil)	73,321
9,154	Tim Participacoes SA, ADR (Brazil)	311,602
8,237	Videsh Sanchar Nigam Ltd., ADR (India)	156,997
14,542	Vimpel-Communications, ADR (Russia) (a)	1,106,501

		13,074,319

	Utilities - 2.5%
8,691	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil) (a)	260,730
14,179	Cia Energetica de Minas Gerais, ADR (Brazil)	644,152
16,442	Cia Paranaense de Energia, Preference Shares, ADR (Brazil)	182,342
4,413	CPFL Energia SA, ADR (Brazil)	174,314
12,109	Huaneng Power International, Inc., ADR (China)	399,234

		1,660,772

	Total Investments - 99.7% (Cost $58,652,606)	65,331,395
	Other Assets in excess of Liabilities - 0.3%	164,303

	Net Assets - 100.0%	$65,495,698

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
OJSC	- Open Joint Stock Company
(a)	Non-income producing security.
(b)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $369,078, which represents 0.6% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
Brazil	46.6%
China	34.2%
India	14.3%
Russia	4.9%

*	Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Claymore/Sabrient Insider ETF

Portfolio of Investments

November 30, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Consumer Discretionary - 19.1%
8,452	American Eagle Outfitters, Inc.	$381,861
14,625	Building Materials Holdings Corp.	360,360
27,917	Callaway Golf Co.	412,334
7,557	Deckers Outdoor Corp. (a)	421,681
16,660	DeVry, Inc.	436,825
18,634	DirecTV, Inc. (a)	423,924
13,850	Domino’s Pizza, Inc.	380,321
17,624	Fossil, Inc. (a)	370,456
13,272	Limited Brands, Inc.	420,590
7,169	Meredith Corp.	387,843
8,869	MGM Mirage (a)	476,886
26,553	Nautilus, Inc.	412,634
8,276	Nordstrom, Inc.	405,690
695	NVR, Inc. (a)	413,525
16,167	Select Comfort Corp. (a)	279,851
6,393	Sherwin-Williams Co. (The)	399,882
9,638	Starbucks Corp. (a)	340,125
6,127	Starwood Hotels & Resorts Worldwide, Inc.	393,170
11,805	Walt Disney Co. (The)	390,155

		7,508,113

	Consumer Staples - 4.9%
8,262	Coca-Cola Co. (The)	386,909
17,913	Coca-Cola Enterprises, Inc.	366,321
10,279	Hormel Foods Corp.	389,369
12,480	NBTY, Inc. (a)	453,648
22,624	Wild Oats Markets, Inc. (a)	342,527

		1,938,774

	Energy - 10.0%
7,879	Cameron International Corp. (a)	427,987
11,840	CONSOL Energy, Inc.	434,646
12,963	Nabors Industries Ltd. (Bermuda) (a)	437,631
13,025	NATCO Group, Inc. - Class A (a)	448,972
13,741	Oil States International, Inc. (a)	478,324
9,661	Smith International, Inc.	409,240
6,338	Tesoro Corp.	446,512
7,307	Valero Energy Corp.	402,396
16,562	Western Refining, Inc.	469,036

		3,954,744

	Financials - 11.1%
6,537	American Express Co.	383,853
13,671	Arthur J. Gallagher & Co.	400,424
12,170	Calamos Asset Management - Class A	334,432
15,373	Colonial BancGroup, Inc. (The)	375,101
6,392	Cullen/Frost Bankers, Inc.	348,364
6,534	First Community Bancorp, Inc.	352,901
10,606	Genworth Financial, Inc. - Class A	347,877
6,899	Hancock Holding Co.	370,614
8,538	IndyMac Bancorp, Inc.	392,321
8,595	Investors Financial Services Corp.	341,823
9,373	Mellon Financial Corp.	377,076
8,323	Wilmington Trust Corp.	345,904

		4,370,690

	Health Care - 6.0%
15,253	AMN Healthcare Services, Inc. (a)	423,271
23,079	BioMarin Pharmaceutical, Inc. (a)	394,882
3,141	CIGNA Corp.	395,923
7,761	Haemonetics Corp. (a)	351,418
12,497	ImClone Systems, Inc. (a)	373,660
17,030	Pharmion Corp. (a)	421,663

		2,360,817

	Industrials - 17.4%
8,265	Alexander & Baldwin, Inc.	364,900
4,519	Alliant Techsystems, Inc. (a)	349,364
18,010	Beacon Roofing Supply, Inc. (a)	369,745
4,419	Boeing Co.	391,214
8,360	Bucyrus International, Inc. - Class A	356,972
20,062	Celadon Group, Inc. (a)	371,548
19,068	Cenveo, Inc. (a)	379,072
7,661	Dover Corp.	385,348
6,244	Florida East Coast Industries, Inc.	373,828
6,328	Granite Construction, Inc.	326,525
12,124	Macquarie Infrastructure Co. Trust	392,818
12,705	Pacer International, Inc.	380,515
8,472	Regal Beloit Corp.	433,173
6,128	Rockwell Automation, Inc.	398,810
7,510	Thomas & Betts Corp. (a)	389,544
7,747	US Airways Group, Inc. (a)	439,720
9,972	Waste Management, Inc.	365,075
5,479	WESCO International, Inc. (a)	366,545

		6,834,716

	Information Technology - 15.6%
24,612	Activision, Inc. (a)	419,635
11,788	Agilent Technologies, Inc. (a)	375,330
51,026	Axcelis Technologies, Inc. (a)	326,056
10,642	Citrix Systems, Inc. (a)	305,851
8,852	Diodes, Inc. (a)	365,853
8,605	Harris Corp.	362,357
26,808	Informatica Corp. (a)	323,036
6,986	Itron, Inc. (a)	335,258
6,209	Lexmark International, Inc. - Class A (a)	428,297
9,527	Molex, Inc.	304,864
17,590	NETGEAR, Inc. (a)	457,340
13,223	Rackable Systems, Inc. (a)	470,871
5,784	Rogers Corp. (a)	401,872
27,713	Silicon Image, Inc. (a)	348,352
74,431	Sun Microsystems, Inc. (a)	403,416
13,724	SunPower Corp. - Class A (a)	512,180

		6,140,568

	Materials - 10.9%
6,630	Albemarle Corp.	462,376
5,648	Allegheny Technologies, Inc.	506,343
3,458	Carpenter Technology Corp.	369,349
12,768	Compass Minerals International, Inc.	422,621
6,650	Eastman Chemical Co.	394,877
7,007	Freeport-McMoRan Copper & Gold, Inc. - Class B	440,530
22,127	Mosaic Co. (The) (a)	471,305
7,238	Nucor Corp.	433,194
4,859	Sigma-Aldrich Corp.	369,819
14,382	Valspar Corp.	402,408

		4,272,822

	Telecommunication Services - 0.8%
43,674	Qwest Communications International (a)	335,853

	Utilities - 4.0%
6,474	FirstEnergy Corp.	387,404
10,106	OGE Energy Corp.	396,357
9,557	ONEOK, Inc.	413,245
23,410	TECO Energy, Inc.	397,736

		1,594,742

	Total Investments - 99.8% (Cost $36,760,063)	39,311,839
	Other Assets in excess of Liabilities - 0.2%	62,542

	Net Assets - 100.0%	$39,374,381

(a)	Non-income producing security.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing,a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Country Allocation*
United States	98.9%
Bermuda	1.1%

*	Subject to change daily. Based on total investments.

Claymore/Sabrient Stealth ETF

Portfolio of Investments

November 30, 2006 (unaudited)

Number of Shares		Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.2%
	Consumer Discretionary - 13.4%
2,922	Alloy, Inc. (a)	$35,327
6,449	Ambassadors Group, Inc.	182,636
3,084	Avatar Holdings, Inc. (a)	220,074
2,956	Brookfield Homes Corp.	107,894
1,824	California Coastal Communities, Inc. (a)	37,738
4,013	Cato Corp. - Class A	95,269
41,088	Escala Group, Inc. (a)	196,811
3,393	GameTech International, Inc.	36,339
1,768	Gaming Partners International Corp. (a)	30,498
3,317	GenTek, Inc. (a)	108,897
2,608	John Wiley and Sons, Inc. - Class A	103,746
4,722	Kimball International - Class B	113,281
8,763	Luby’s, Inc. (a)	96,393
3,635	Mothers Work, Inc. (a)	149,108
5,022	Premier Exhibitions, Inc. (a)	30,132
4,616	Pre-Paid Legal Services, Inc.	191,656
15,243	Standard Motor Products, Inc.	210,049
13,595	Sun-Times Media Group, Inc. - Class A	66,208
5,310	Systemax, Inc. (a)	71,738
2,175	Vertrue, Inc. (a)	83,324

		2,167,118

	Consumer Staples - 3.9%
21,600	Alliance One International, Inc. (a)	139,968
5,067	Cal-Maine Foods, Inc.	41,955
4,568	Delta and Pine Land Co.	185,232
6,354	Imperial Sugar Co.	146,396
4,978	Mannatech, Inc.	74,272
2,140	PriceSmart, Inc. (a)	36,872

		624,695

	Energy - 6.2%
978	Adams Resources & Energy, Inc.	29,585
2,558	Credo Petroleum Corp. (a)	32,026
17,951	Input Output, Inc. (a)	194,768
1,670	Lufkin Industries, Inc.	97,695
7,788	Metretek Technologies, Inc. (a)	110,901
1,426	NS Group, Inc. (a)	94,330
22,384	OMNI Energy Services Corp. (a)	226,078
25,122	VAALCO Energy, Inc. (a)	210,774

		996,157

	Financials - 22.3%
1,484	21st Century Holding Co.	39,148
2,167	Associated Estates Realty Corp. - REIT	31,855
1,997	City Bank/Lynnwood WA	106,799
8,971	CNA Surety Corp. (a)	179,061
1,885	Colonial Properties Trust - REIT	92,290
3,016	Commerce Group, Inc.	92,018
1,784	Entertainment Properties Trust - REIT	108,289
5,094	EZCORP, Inc. - Class A (a)	237,992
3,650	Federal Agricultural Mortgage Corporation - Class C	95,228
3,133	Feldman Mall Properties, Inc. - REIT	33,648
3,941	Financial Institutions, Inc.	91,983
2,994	First Acceptance Corp. (a)	30,239
2,775	First Regional Bancorp (a)	93,407
3,069	Getty Realty Corp. - REIT	95,292
1,458	Great American Financial Resources, Inc.	32,324
1,427	Heritage Commerce Corp.	36,988
6,122	Hub International Ltd.	186,782
11,247	Innkeepers USA Trust - REIT	179,952
1,616	Marlin Business Services Corp. (a)	35,035
8,232	Medallion Financial Corp.	97,632
11,906	Omega Healthcare Investors, Inc. - REIT	210,974
2,958	Piper Jaffray Cos. (a)	192,477
1,599	ProLogis - REIT	104,207
4,227	Resource America, Inc. - Class A	111,339
37,966	Rewards Network, Inc. (a)	212,610
1,320	SCPIE Holdings, Inc. (a)	34,782
2,543	Tanger Factory Outlet Centers, Inc. - REIT	100,245
7,878	U.S. Global Investors, Inc. - Class A (a)	396,736
2,099	Unitrin, Inc.	102,683
5,338	Winthrop Realty Trust - REIT	34,217
4,473	Zenith National Insurance Corp.	206,474

		3,602,706

	Health Care - 6.3%
1,803	Advocat, Inc. (a)	29,930
4,285	Alliance Imaging, Inc. (a)	25,539
2,349	Anika Therapeutics, Inc. (a)	29,644
1,307	Bio-Rad Laboratories - Class A (a)	103,188
12,769	Bovie Medical Corp. (a)	94,491
2,507	Cantel Medical Corp. (a)	34,998
3,139	Caraco Pharmaceutical Laboratories Ltd. (a)	38,045
4,757	CorVel Corp. (a)	272,386
5,398	CryoLife, Inc. (a)	35,681
22,223	Enzon Pharmaceuticals, Inc. (a)	185,117
1,822	Landauer, Inc.	99,098
9,713	Microtek Medical Holdings, Inc. (a)	38,949
2,458	Nutraceutical International Corp. (a)	37,263

		1,024,329

	Industrials - 20.5%
2,775	Ameron International Corp.	208,708
5,794	Ampco-Pittsburgh Corp.	200,994
7,815	BTU International, Inc. (a)	74,555
12,493	CBIZ, Inc. (a)	87,451
10,215	COMSYS IT Partners, Inc. (a)	188,058
2,974	Consolidated Graphics, Inc. (a)	173,979
2,721	Encore Wire Corp.	67,100
4,120	Ennis, Inc.	93,977
3,310	First Consulting Group, Inc. (a)	41,176
1,038	Gorman-Rupp Co. (The)	38,987
2,489	Harland (John H.) Co.	106,728
6,975	Hurco Companies, Inc.	179,606
8,958	Insteel Industries, Inc.	172,352
5,903	Integrated Electrical Services, Inc. (a)	92,677
7,831	Lamson & Sessions Co. (a)	168,367
6,326	Lindsay Manufacturing Co.	217,931
4,577	LMI Aerospace, Inc. (a)	78,404
2,190	M & F Worldwide Corp. (a)	35,938
1,805	Miller Industries, Inc. (a)	40,306
2,653	Mueller Industries, Inc.	90,467
5,980	PW Eagle, Inc.	204,157
4,229	Rollins, Inc.	92,657
2,614	Superior Essex, Inc. (a)	92,536
3,680	Tennant Co.	106,904
2,882	Thomas Group, Inc.	37,812
1,807	UTEK Corp.	22,678
3,486	Valmont Industries, Inc.	206,546
5,120	Viad Corp.	201,267

		3,322,318

	Information Technology - 13.9%
4,941	American Software, Inc. - Class A	40,566
23,796	Avici Systems, Inc. (a)	169,428
1,034	Bel Fuse, Inc. - Class B	37,948
20,363	Bitstream, Inc. - Class A (a)	178,176
4,873	Covansys Corp. (a)	111,007
18,163	Cray, Inc (a)	206,332
18,657	Datalink Corp. (a)	151,495
4,307	DDI Corp. (a)	34,844
11,206	Embarcadero Technologies, Inc. (a)	77,545
3,684	GSI Group, Inc. (Canada) (a)	33,893
13,012	iMergent, Inc. (a)	299,146
5,773	Integral Systems, Inc.	139,072
22,038	IXYS Corp. (a)	211,344
1,259	Loral Space & Communications Ltd. (a)	38,689
4,650	NetScout Systems, Inc. (a)	36,317
3,166	NVE Corp. (a)	124,899
4,119	RELM Wireless Corp. (a)	25,249
1,543	Rimage Corp. (a)	37,155
42,800	Silicon Storage Technology, Inc. (a)	197,308
5,530	Staktek Holdings, Inc. (a)	32,350
4,221	TransAct Technologies, Inc. (a)	36,849
2,659	Zones, Inc. (a)	22,681

		2,242,293

	Materials - 11.3%
4,243	AEP Industries, Inc. (a)	218,387
1,712	Balchem Corp.	44,426
9,814	Bodisen Biotech, Inc. (China) (a)	52,014
3,349	Castle (A. M.) & Co.	88,815
4,969	Chaparral Steel Co.	231,058
19,566	Gerdau AmeriSteel Corp. (Canada)	194,682
28,142	ICO, Inc. (a)	173,636
2,167	IPSCO, Inc. (Canada)	221,749
3,470	Mercer International, Inc. (a)	40,946
1,626	Mesabi Trust	40,569
5,210	Neenah Paper, Inc.	177,974
3,252	Newmarket Corp.	204,161
1,133	Northwest Pipe Co. (a)	36,369
3,752	Pioneer Companies, Inc. (a)	101,342

		1,826,128

	Telecommunication Services - 1.4%
1,339	North Pittsburgh Systems, Inc.	32,471
7,615	USA Mobility, Inc.	185,349

		217,820

	Total Common Stocks - 99.2% (Cost $15,756,542)	16,023,564

	Master Limited Partnership - 0.5%
	Energy - 0.5%
1,371	Dorchester Minerals, L.P.	34,042
2,144	Genesis Energy, L.P.	42,108

	(Cost $70,675)	76,150

	Total Investments - 99.7% (Cost $15,827,217)	16,099,714
	Other Assets in excess of Liabilities - 0.3%	46,214

	Net Assets - 100.0%	$16,145,928

L.P.	- Limited Partnership
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Country Allocation*
United States	96.9%
Canada	2.8%
China	0.3%

*	Subject to change daily. Based on total investments.

Claymore/Zacks Sector Rotation ETF

Portfolio of Investments

November 30, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 97.9%
	Consumer Discretionary - 13.7%
8,931	American Eagle Outfitters	$403,503
3,117	AnnTaylor Stores Corp. (a)	107,537
6,257	CarMax, Inc. (a)	288,698
4,216	Dollar Tree Stores, Inc. (a)	126,522
15,099	Federated Department Stores, Inc.	635,517
7,633	JC Penney Co., Inc.	590,336
10,047	Kohl’s Corp. (a)	699,271
14,776	Limited Brands, Inc.	468,251
13,148	Office Depot, Inc. (a)	497,783
4,128	Sears Holdings Corp. (a)	707,622
7,016	Sherwin-Williams Co./The	438,851
18,618	TJX Cos., Inc.	510,506
5,843	Wendy’s International, Inc.	190,307

		5,664,704

	Consumer Staples - 3.8%
20,312	CVS Corp	584,376
22,551	Kroger Co./The	483,944
17,197	Safeway, Inc.	529,840

		1,598,160

	Energy - 16.1%
7,651	Baker Hughes, Inc.	561,813
5,400	Cameron International Corp. (a)	293,328
5,406	Diamond Offshore Drilling, Inc.	419,614
28,694	El Paso Corp.	418,932
9,720	Exxon Mobil Corp.	746,593
2,429	FMC Technologies, Inc. (a)	145,764
8,483	Marathon Oil Corp.	800,626
8,583	Noble Energy, Inc.	459,191
13,558	Occidental Petroleum Corp.	682,510
10,517	Schlumberger Ltd.	720,204
2,250	Tesoro Corp.	158,513
12,675	Valero Energy Corp.	698,012
12,507	Weatherford International Ltd. (a)	561,689

		6,666,789

	Financials - 39.2%
2,450	AG Edwards, Inc.	141,733
2,781	American Financial Group, Inc.	145,196
4,796	Apartment Investment & Management Co.- REIT - Class A	276,441
9,587	Archstone-Smith Trust - REIT	575,028
7,326	Assurant, Inc.	402,637
3,724	Bear Stearns Cos., Inc./The	567,836
2,629	BlackRock, Inc.	376,920
5,048	Boston Properties, Inc. - REIT	590,868
10,608	CB Richard Ellis Group, Inc. (a)	349,321
2,160	CBOT Holdings, Inc., Class A (a)	343,310
1,089	Chicago Mercantile Exchange Holdings, Inc.	583,268
6,678	China Life Insurance Co., Ltd., ADR (China)	655,446
6,868	Compass Bancshares, Inc.	392,438
3,109	Credicorp Limited (Bermuda)	124,205
16,364	E*Trade Financial Corp. (a)	393,881
13,126	Equity Office Properties Trust - REIT	632,673
10,317	Equity Residential - REIT	549,483
1,884	First Marblehead Corp./The	140,999
4,804	Forest City Enterprises, Inc., Class A	279,881
3,858	Goldman Sachs Group, Inc.	751,538
22,758	Host Hotels & Resorts, Inc. - REIT	573,957
1,738	IntercontinentalExchange, Inc. (a)	170,759
1,527	Jones Lang LaSalle, Inc.	138,957
13,889	JPMorgan Chase & Co.	642,783
9,132	Kimco Realty Corp. - REIT	423,542
8,404	Lincoln National Corp.	534,410
13,768	Loews Corp.	549,619
8,950	Morgan Stanley	681,632
8,135	Nationwide Financial Services	423,020
2,547	Nuveen Investments, Inc., Class A	126,382
9,145	Prologis - REIT	595,980
4,552	Public Storage, Inc. - REIT	438,267
4,463	Raymond James Financial, Inc.	140,629
2,345	RenaissanceRe Holdings Ltd. (Bermuda)	138,074
4,644	SEI Investments Co.	270,234
10,907	T Rowe Price Group, Inc.	472,600
4,135	Torchmark Corp.	261,415
10,999	UBS AG (Switzerland)	662,360
3,386	Ventas, Inc. - REIT	131,885
4,811	Vornado Realty Trust - REIT	606,715

		16,256,322

	Industrials - 13.2%
11,576	Allied Waste Industries, Inc. (a)	146,784
11,275	AMR Corp. (a)	360,349
9,915	Caterpillar, Inc.	615,027
15,895	CSX Corp.	569,995
7,602	Danaher Corp.	555,858
8,249	Dover Corp.	414,925
5,091	Fluor Corp.	443,324
3,494	Jacobs Engineering Group, Inc. (a)	293,042
6,936	Joy Global, Inc.	304,490
4,258	Manpower, Inc.	302,318
6,241	McDermott International, Inc. (a)	325,031
2,523	Ryder System, Inc.	131,625
5,773	Terex Corp. (a)	323,403
2,942	US Airways Group, Inc. (a)	166,988
14,230	Waste Management, Inc.	520,960

		5,474,119

	Materials - 10.9%
4,196	Allegheny Technologies, Inc.	376,171
3,968	Bemis Co.	135,428
9,141	Ecolab, Inc.	405,403
23,162	Mosaic Co./The (a)	493,351
10,546	Nucor Corp.	631,178
4,590	Pactiv Corp. (a)	158,126
6,164	Phelps Dodge Corp.	758,172
3,876	Sonoco Products Co.	143,373
5,641	Southern Copper Corp.	308,619
5,160	Titanium Metals Corp. (a)	164,965
6,784	United States Steel Corp.	507,375
5,003	Vulcan Materials Co.	443,866

		4,526,027

	Utilities - 1.0%
4,788	Questar Corp.	412,965

	Total Common Stocks 97.9% (Cost $36,859,640)	40,599,086

	Master Limited Partnerships - 1.8%
	Energy - 1.1%
5,633	Energy Transfer Partners LP	307,562
2,826	Plains All American Pipeline LP	142,713

		450,275

	Financials - 0.7%
3,781	AllianceBernstein Holding LP	289,209

	Total Master Limited Partnerships (Cost $641,768)	739,484

	Total Investments - 99.7%
	(Cost $37,501,408)	41,338,570
	Other Assets in Excess of Liabilities - 0.3%	106,574

	Net Assets - 100.0%	$41,445,144

ADR	- American Depositary Receipt
LP	- Limited Partnership
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Country Allocation*
United States	96.2%
Switzerland	1.6%
China	1.6%
Bermuda	0.6%

*	Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Claymore/Zacks Yield Hog ETF

Portfolio of Investments

November 30, 2006 (unaudited)

Number of Shares		Value
	Long-Term Investments - 99.0%
	Common Stocks - 69.9%
	Consumer Discretionary - 5.2%
23,674	ArvinMeritor, Inc.	$409,797
21,574	Belo Corp., Class A	392,647
12,600	La-Z-Boy, Inc.	148,428
15,110	Leggett & Platt, Inc.	359,316
15,610	New York Times Co., Class A	376,825
9,226	Polaris Industries, Inc.	415,355
10,402	Superior Industries International	205,231
7,546	VF Corp.	591,531

		2,899,130

	Consumer Staples - 1.9%
12,600	HJ Heinz Co.	560,070
8,106	Reynolds American, Inc.	520,729

		1,080,799

	Energy - 8.2%
7,756	BP PLC, ADR (United Kingdom)	528,028
8,190	Chevron Corp.	592,301
5,460	CNOOC Ltd., ADR (Hong Kong)	485,121
1,890	Crosstex Energy, Inc.	183,443
5,334	Enbridge, Inc. (Canada)	188,184
5,040	Kinder Morgan, Inc.	528,948
4,872	Nordic American Tanker Shipping (Bermuda)	158,048
4,704	PetroChina Co., Ltd., ADR (China)	602,582
7,644	Royal Dutch Shell PLC, Class A, ADR (Netherlands)	542,953
7,812	Total SA, ADR (France)	558,245
5,418	TransCanada Corp. (Canada)	184,212

		4,552,065

	Financials - 32.6%
11,298	Advance America Cash Advance Centers, Inc.	159,980
7,266	Aegon NV (Netherlands)	131,951
13,608	American Capital Strategies Ltd.	616,170
37,394	American Financial Realty Trust, REIT	439,753
11,150	Associated Banc-Corp.	370,626
11,452	Astoria Financial Corp.	342,415
7,714	BanColombia SA, ADR (Columbia)	231,960
6,258	BancorpSouth, Inc.	163,021
7,210	Bank of Hawaii Corp.	372,252
6,426	Barclays PLC, ADR (United Kingdom)	347,390
6,090	Chittenden Corp.	183,187
6,972	Citizens Banking Corp.	187,128
14,350	Colonial BancGroup, Inc./The	350,140
7,812	Colonial Properties Trust, REIT	382,476
5,908	Commerce Group, Inc.	180,253
16,114	Corus Bankshares, Inc.	361,115
21,322	Crescent Real Estate Equities Co., REIT	457,997
17,430	Fidelity National Financial, Inc.	394,615
6,384	First Industrial Realty Trust, Inc., REIT	320,796
11,746	First Niagara Financial Group, Inc.	168,790
8,294	Freddie Mac	557,025
24,598	Fremont General Corp.	418,412
9,702	Health Care Property Investors, Inc., REIT	351,892
6,076	Health Care REIT, Inc.	254,767
7,140	Healthcare Realty Trust, Inc., REIT	289,670
7,182	Hospitality Properties Trust, REIT	360,465
5,796	HSBC Holdings PLC, ADR (United Kingdom)	539,028
14,696	Huntington Bancshares, Inc.	357,260
13,482	IndyMac Bancorp, Inc.	619,498
7,294	ING Groep NV, ADR (Netherlands)	312,110
11,550	JPMorgan Chase & Co.	534,534
5,040	Lloyds TSB Group PLC, ADR (United Kingdom)	215,460
16,870	Longview Fibre Co., REIT	351,233
9,520	Mercantile Bankshares Corp.	434,207
29,330	Mills Corp., REIT	617,690
11,424	Nationwide Health Properties, Inc., REIT	338,036
13,495	New Century Financial Corp., REIT	486,630
15,232	Novastar Financial, Inc., REIT	464,576
16,828	Old Republic International Corp.	379,471
6,296	Pacific Capital Bancorp	205,187
7,377	PNC Financial Services Group, Inc.	521,480
9,226	Popular, Inc. (Puerto Rico)	163,300
12,012	Realty Income Corp., REIT	329,850
5,166	Redwood Trust, Inc., REIT	295,547
3,948	Royal Bank of Canada (Canada)	184,332
12,012	Senior Housing Properties Trust, REIT	262,823
6,888	SunTrust Banks, Inc.	562,405
3,024	Toronto-Dominion Bank (Canada)	177,237
5,880	UnionBanCal Corp.	338,453
6,846	Valley National Bancorp	177,722
7,896	Washington Federal, Inc.	183,503
15,162	Wells Fargo & Co.	534,309
3,990	Wilmington Trust Corp.	165,824

		18,145,951

	Healthcare - 1.6%
21,504	Biovail Corp. (Canada)	382,126
19,138	Pfizer, Inc.	526,104

		908,230

	Industrials - 5.1%
27,328	Avis Budget Group, Inc. (a)	559,131
10,710	Barnes Group, Inc.	224,374
12,364	Briggs & Stratton Corp.	334,941
12,390	DryShips, Inc. (Greece)	198,240
5,376	Grupo Aeroportuario del Pacifico SA de CV, ADR (Mexico)	212,298
19,232	Masco Corp.	551,766
16,254	RR Donnelley & Sons Co.	573,279
8,442	UAP Holding Corp.	202,692

		2,856,721

	Information Technologies - 0.4%
31,570	Siliconware Precision Industries Co., ADR (Taiwan)	247,193

	Materials - 7.9%
13,818	Dow Chemical Co.	552,858
10,038	Eastman Chemical Co.	596,056
26,950	Louisiana-Pacific Corp.	568,645
20,286	Lyondell Chemical Co.	501,064
8,316	PPG Industries, Inc.	534,719
11,956	Rohm & Haas Co.	624,342
10,500	Sonoco Products Co.	388,395
11,424	Southern Copper Corp.	625,007

		4,391,086

	Telecommunications - 1.6%
7,042	BCE, Inc. (Canda)	173,163
2,436	BT Group PLC, ADR (United Kingdom)	136,708
37,386	Tele Norte Leste Participacoes SA, ADR (Brazil)	558,173

		868,044

	Utilities - 5.4%
9,660	AGL Resources, Inc.	371,041
24,338	Centerpoint Energy, Inc.	397,926
9,198	National Fuel Gas Co.	348,604
5,040	NorthWestern Corp.	180,230
12,264	PNM Resources, Inc.	376,505
15,078	PPL Corp.	548,085
15,392	Southern Co.	557,960
7,098	UGI Corp.	200,022

		2,980,373

	Total Common Stocks - 69.9% (Cost $37,035,235)	38,929,592

	Master Limited Partnerships - 11.0%
4,998	AllianceBernstein Holding LP	382,297
10,206	Enbridge Energy Partners LP	510,912
7,308	Energy Transfer Partners LP	399,017
16,044	Enterprise Products Partners LP	453,724
18,214	Inergy LP	539,317
10,402	Kinder Morgan Energy Partners LP	504,393
10,332	Markwest Energy Partners LP	584,791
9,184	Oneok, Inc.	397,116
8,820	Plains All American Pipeline LP	445,410
13,566	Suburban Propane Partners LP	509,946
12,334	TEPPCO Partners LP	485,590
8,652	Valero LP	474,822
11,102	Williams Partners LP	429,425

	Total Master Limited Partnerships	6,116,760

	(Cost $5,551,815)

	Closed End Funds - 9.9%
6,440	BlackRock Enhanced Equity Yield & Premium Fund, Inc.	127,190
15,208	Eaton Vance Tax Managed Global Buy Right Opportunities Fund	303,400
9,170	Enhanced S&P 500 Covered Call Fund, Inc.	186,243
8,434	First Trust/Fiduciary Asset Management Covered Call Fund	155,945
57,604	Gabelli Equity Trust, Inc.	549,542
3,438	ING Global Advantage and Premium Opportunity Fund	73,401
5,091	Kayne Anderson Energy Total Return Fund	127,275
16,360	Liberty All Star Equity	131,044
54,242	Liberty All Star Growth Fund, Inc.	291,280
70,028	Morgan Stanley Emerging Markets Debt Fund, Inc.	754,202
4,488	Nicholas-Applegate International & Premium Strategy Fund	133,024
40,395	S&P 500 Covered Call Fund, Inc.	780,835
40,628	Small Cap Premium & Dividend Income Fund, Inc.	799,153
12,256	SunAmerica Focused Alpha Large-Cap Fund, Inc.	221,343
7,114	Western Asset Emerging Markets Income Fund, Inc.	116,385
137,792	Zweig Fund, Inc.	778,525

	Total Closed End Funds	5,528,787

	(Cost $5,304,553)

	Income Trusts - 4.0%
35,938	Advantage Energy Income Fund (Canada)	453,538
23,968	Baytex Energy Trust (Canada)	485,592
9,954	Enerplus Resources Fund (Canada)	459,178
19,214	Fording Canadian Coal Trust (Canada)	412,332
18,947	PrimeWest Energy Trust (Canada)	416,834

	Total Income Trusts	2,227,474

	(Cost $2,332,706)

	Preferred Stocks - 3.6%
	Financials - 3.6%
19,196	Aegon NV, 6.375%, 06/15/15 (Netherlands)	494,489
13,058	Fannie Mae, Series L, 5.125%, 04/29/08	613,726
11,298	ING Groep NV, 7.20%, 12/15/07 (Netherlands)	290,923
24,022	ING Groep NV, 6.125%, 01/15/11 (Netherlands)	606,315

	Total Preferred Stocks	2,005,453

	(Cost $1,953,705)

	Convertible Preferred Stocks - 0.6%
	Financials - 0.6%
39,378	Scottish Re Group Ltd., 5.875%, 5/21/07 (Cayman Islands)	326,837

	(Cost $586,027)

	Total Long-Term Investments - 99.0%	55,134,903

	(Cost $52,764,041)

Principal Value
	Short-Term Investments - 0.7%
415,000	U.S. Government and Agency Securities - 0.7%
	Federal Home Loan Bank, maturing 12/01/06	415,000

	(Cost $415,000)

	Total Investments - 99.7%
	(Cost $53,179,041)	55,549,903
	Other Assets in excess of Liabilities - 0.3%	152,829

	Net Assets - 100.0%	$55,702,732

ADR	- American Depositary Receipt
LP	- Limited Partnership
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Country Allocation*
United States	79.3%
Canada	6.4%
Netherlands	4.3%
United Kingdom	3.2%
China	1.1%
France	1.0%
Brazil	1.0%
Hong Kong	0.9%
Cayman Islands	0.6%
Taiwan	0.4%
Columbia	0.4%
Mexico	0.4%
Greece	0.4%
Puerto Rico	0.3%
Bermuda	0.3%

*	Subject to change daily. Based on long-term investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	January 25, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	January 25, 2007